Balance Sheet Components - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Accrued payroll and related expenses	$ 2,887	$ 1,673
Accrued research and development expenses	3,666	1,305
Accrued professional service fees	1,520
Liability for early exercised stock options	205	188
Other	384	228
Accrued and other liabilities	$ 8,662	$ 3,394